Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of income tax expense (benefit) recognized in profit or loss

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Current tax expense
Current period	$155	5,459	11,054
Adjustment for prior periods	(2,614)	(942)	(550)
	(2,459)	4,517	10,504

Deferred tax expense
Origination and reversal of temporary differences	2,436	(1,590)	(1,691)
Investment tax credits and operating loss carryforward	(5,005)	(5,362)	779
	(2,569)	(6,952)	(912)
Total income tax expense (benefit)	$(5,028)	(2,435)	9,592

Schedule of income taxes expense (benefit) recognized directly in other comprehensive income

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$(1)	—	—

Schedule of reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate, compared with the actual income tax expense as reported in the consolidated statements of profit or loss

	Years ended December 31,
	2023		2024		2025
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit before income taxes		$44,393		$77,335		$54,867
Income tax expense calculated at the statutory rate	20.0%	8,879	20.0%	15,467	20.0%	10,973
Tax on undistributed earnings	4.4%	1,931	4.7%	3,602	3.1%	1,720
Tax benefit resulting from setting aside legal reserve from prior year’s income	(2.9)%	(1,267)	(0.3)%	(245)	(0.8)%	(440)
Increase in tax credits	(22.2)%	(9,864)	(11.2)%	(8,627)	(8.7)%	(4,749)
Effect of change of unrecognized deductible temporary differences and tax losses carryforwards	9.3%	4,127	5.5%	4,237	2.7%	1,467
Net of non-taxable income and non-deductible expense	(16.0)%	(7,090)	(19.3)%	(14,910)	2.2%	1,206
Changes in unrecognized tax benefits	(3.1)%	(1,380)	(4.0)%	(3,127)	(2.5)%	(1,378)
Foreign tax rate differential	1.7%	752	2.8%	2,177	1.7%	942
Variance from audits, amendments and examinations of prior years’ income tax filings	(3.0)%	(1,347)	(0.9)%	(697)	(0.2)%	(110)
Others	0.5%	231	(0.4)%	(312)	—	(39)
Income tax expense (benefit)		$(5,028)		$(2,435)		$9,592
Effective tax rate	(11.3)%		(3.1)%		17.5%

Schedule of components of deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2024	2025

	(in thousands)
Deferred tax assets:
Inventory	$5,051	6,014
Tax credit carryforwards	10,367	9,437
Accrued compensated absences	1,028	1,152
Allowance for sales discounts	2,374	2,836
Depreciation	1,286	1,422
Operating loss carryforwards	—	151
Others	1,087	1,256
	$21,193	22,268

Deferred tax liabilities:
Remeasurement of defined benefit plans	$(240)	(243)
Unrealized foreign exchange gain	(264)	(232)
Acquired intangible assets	—	(151)
Others	(60)	(101)
	$(564)	(727)

Schedule of changes in deferred tax assets and liabilities

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December 31,	in profit or	comprehensive	December 31,
	2024	loss	income	2024	loss	income	2025

	(in thousands)
Inventory	$4,696	355	—	5,051	963	—	6,014
Tax credit carryforwards	5,005	5,362	—	10,367	(930)	—	9,437
Accrued compensated absences	941	87	—	1,028	124	—	1,152
Allowance for sales discounts	1,902	472	—	2,374	462	—	2,836
Depreciation	1,149	137	—	1,286	136	—	1,422
Operating loss carryforwards	—	—	—	—	151	—	151
Unrealized foreign exchange loss	(261)	(3)	—	(264)	32	—	(232)
Remeasurement of defined benefit plans	(254)	14	—	(240)	(3)	—	(243)
Acquired intangible assets	—	—	—	—	(151)	—	(151)
Others	498	529	—	1,027	128	—	1,155
Total	$13,676	6,953	—	20,629	912	—	21,541

Schedule of unrecognized deferred tax assets

	December 31,	December 31,
	2024	2025

	(in thousands)
Unused tax credits	$1,560	1,560
Unused operating loss carryforwards-statutory tax	202,550	194,595
Unused operating loss carryforwards-undistributed earnings tax	284,914	303,826
Others	17,422	15,637
	$506,446	515,618

Schedule of unrecognized deferred tax assets of unused operating loss carry forwards

As of December 31, 2025, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year

	(in thousands)
Taiwan operations	$96,971	$19,394	2026~2030
	81,036	16,207	2031~2035
Hong Kong operations	1,821	150	Indefinitely
US operations	14,767	3,950	2026~Indefinitely
		$39,701